Mobile Financial Services activities - Unrecognized contractual commitments - Assets covered by commitments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating segments [member] | Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Assets pledged as security to lending financial institutions as guarantees for bank loans	€ 848	€ 1,160	€ 1,126